Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Exchange Rates for the Functional and Operating Currencies
The following table presents the exchange rates for the functional and operating currencies at various subsidiaries, other than the presentation currency:

	Exchange rates* at		Average exchange rates* for the year ended
Currency	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019	December 31, 2018
U.S. dollar	73.88	61.91	72.15	64.74	62.71
Euro	90.68	69.34	82.45	72.50	73.95

(*)	Exchange rates shown in Russian rubles for one currency unit.

Summary of Useful Lives
The following useful lives are used as a basis for calculating depreciation:

Category of asset	Useful economic lives estimates, years
Buildings and constructions	5-85
Operating machinery and equipment	2-30
Transportation vehicles	2-25
Other equipment	2-15

Disclosure In Tabular Form Of Estimated Lives Of Right Of Use Assets Estimated Useful Lives
Right-of-use
assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets as follows:

Category of asset	Years
Buildings and constructions	2-120
Operating machinery and equipment	3-20
Transportation vehicles	2-22